Retirement Plans - Amounts in Accumulated Other Comprehensive Loss (Detail) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Qualified
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ (727)	$ (3)
Total	(727)	(3)
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(25)	(60)
Total	$ (25)	$ (60)